Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Schedule of Key Management Personnel
	2024	2023	2022
	€’000	€’000	€’000
Basic salary*	1,081	1,453	1,471
Short-term employee benefits*	109	303	498
Other long-term benefits	-	55	80
Share-based compensation	1,605	1,947	2,957
	2,795	3,758	5,006

*	This amount includes salaries accrued and not paid at the year end